Taxes - Income tax - Corporate income tax on other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Actuarial gains and losses on post-employment benefits, gross amount	€ 59	€ (13)	€ (62)
Assets at fair value, gross amount	11	94	(16)
Cash flow hedges, gross amount	317	22	144
Translation adjustment, gross amount	200	(414)	78
Other comprehensive income of associates and joint ventures, gross amount	1
Total presented in other comprehensive income, gross amount	587	(311)	145
Actuarial gains and losses on post-employment benefits, deferred tax	(14)	1	18
Cash flow hedges, deferred tax	(84)	(10)	(47)
Total presented in other comprehensive income, deferred tax	€ (98)	€ (9)	€ (29)